Annual Total Returns - Target Volatility Portfolio [BarChart] - 02.28 VIP Target Volatility Portfolio Service, Service 2 PRO-12 - Target Volatility Portfolio	Apr. 30, 2022
Bar Chart Table:
Annual Return, Inception Date	Feb. 13, 2013
VIP Target Volatility Portfolio-Service VIP
Bar Chart Table:
Annual Return 2014	5.94%
Annual Return 2015	(1.22%)
Annual Return 2016	5.30%
Annual Return 2017	16.39%
Annual Return 2018	(5.81%)
Annual Return 2019	18.81%
Annual Return 2020	9.13%
Annual Return 2021	12.16%